Intangible assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		$ 10,738
Expensed exploration expenditures previously capitalised		(2,506)	$ (777)	$ (357)
Intangibles ending	$ 8,148	8,148	10,738
Exploration and Production Norway [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill related to business acquired in 2019	678	678
Marketing, Midstream and Processing (MMP) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill related to business acquired in 2019	472	$ 472
Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with finite useful lives		10 years
Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with finite useful lives		20 years
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		$ 11,033	9,901
Additions through business combinations		0	1,080
Additions		491	1,571
Disposals at cost		(8)	(367)
Transfers		(89)	(213)
Expensed exploration expenditures previously capitalised		(2,506)	(777)
Impairment of goodwill		(42)	(164)
Assets reclassified to held for sale		(499)	0
Effect of changes in foreign exchange		123	3
Intangibles ending	8,504	8,504	11,033	9,901
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		(295)	(229)
Amortisation and impairments for the year		(35)	(60)
Assets reclassified to held for sale		17
Amortisation and impairment losses disposed intangible assets		(6)	(6)
Effect of changes in foreign exchange		(3)	1
Intangibles ending	(356)	(356)	(295)	(229)
Exploration expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		3,014
Intangibles ending	2,260	2,260	3,014
Exploration expenses [Member] | Dry wells and uncommercial discoveries and unconventional onshore assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets		657
Exploration expenses [Member] | Europe and Asia and Sub Sahara areas [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets			49
Exploration expenses [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		3,014	2,685
Additions through business combinations		0	0
Additions		400	515
Disposals at cost		(7)	(7)
Transfers		(16)	(71)
Expensed exploration expenditures previously capitalised		(1,169)	(120)
Impairment of goodwill		0	0
Assets reclassified to held for sale		0	0
Effect of changes in foreign exchange		38	11
Intangibles ending	2,260	2,260	3,014	2,685
Acquisition costs related to oil and gas prospects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		5,599
Intangibles ending	3,932	3,932	5,599
Acquisition costs related to oil and gas prospects [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		5,599	5,854
Additions through business combinations		0	0
Additions		67	900
Disposals at cost		0	(361)
Transfers		(73)	(143)
Expensed exploration expenditures previously capitalised		(1,337)	(657)
Impairment of goodwill		0	0
Assets reclassified to held for sale		(339)	0
Effect of changes in foreign exchange		16	5
Intangibles ending	3,932	3,932	5,599	5,854
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		1,458
Intangibles ending	1,481	1,481	1,458
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		1,458	565
Additions through business combinations		0	1,070
Additions		0	0
Disposals at cost		0	0
Transfers		0	0
Expensed exploration expenditures previously capitalised		0	0
Impairment of goodwill		(42)	(164)
Assets reclassified to held for sale		0	0
Effect of changes in foreign exchange		64	(12)
Intangibles ending	1,481	1,481	1,458	565
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		667
Intangibles ending	475	475	667
Impairments, intangible assets			41
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		962	797
Additions through business combinations		0	10
Additions		24	155
Disposals at cost		0	0
Transfers		0	0
Expensed exploration expenditures previously capitalised		0	0
Impairment of goodwill		0	0
Assets reclassified to held for sale		(160)	0
Effect of changes in foreign exchange		6	(1)
Intangibles ending	831	831	962	797
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning		(295)	(229)
Amortisation and impairments for the year		(35)	60
Assets reclassified to held for sale		17
Amortisation and impairment losses disposed intangible assets		(6)	(6)
Effect of changes in foreign exchange		(3)	1
Intangibles ending	(356)	(356)	(295)	$ (229)
Signature bonuses and acquisition costs [Member] | Unconventional assets [Member] | Exploration And Production USA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets		$ 680	$ 608
Capitalised well costs [member] | Tanzania [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets	$ 982